Related-Party Transactions (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related-Party Transactions [Abstract]
Due from related parties	$ 6,443,000	$ 4,749,000
Due from related parties, new loans in period	12,273,000
Due from related parties, repayments in period	$ 10,579,000